SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Amounts and Gains and Losses Recorded in Relation to the Derivative Instruments
The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

	Balance Sheet	Fair Value of Derivative Instruments
		Year ended December 31,

		2014	2013
Derivative Assets:

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	$2,479	$2,353

Total		$2,479	$2,353

Derivative Liabilities

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Other accounts payable and accrued expenses	$(1,447)	$-

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	$(1,453)	$(64)

Total		$(2,900)	$(64)

	Loss Recognized in Other Comprehensive Income, net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Operations	Year ended December 31,
	2014	2013	Item	2014	2013

Derivatives designated as hedging instruments:
Foreign exchange forward contract	$(1,334)	$-	Operating expenses	$(834)	$-

Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	$-	$-	Financial expense (income), net	$(153)	$6,667

Total	$(1,334)	$-		$(987)	$6,667

Schedule of Change in Provision for Inventory
The following table provides the details of the change in the Company's provision for inventory:

	December 31,
	2014	2013

Inventory provision, beginning of year	$6,268	$5,807
Increase in inventory provision	1,707	986
Write off	(251)	(525)

Inventory provision, end of year	$7,724	$6,268

Schedule of Property, Plant and Equipment Depreciation Rates

%

Machinery and manufacturing equipment	4-33
Office equipment and furniture	7-33
Motor vehicles	10-30
Buildings	4-5
Leasehold improvments	Over the shorter of the term of the lease or the life of the asset

Schedule of Changes in Warranty Accrual

	December 31,
	2014	2013

Warranty provision, beginning of year	$2,624	$2,223
Charged to costs and expenses relating to new sales	1,154	1,338
Costs of product warranty claims	(989)	(1,159)
Foreign currency translation adjustments	(169)	222

Warranty provision, end of year	$2,620	$2,624

Schedule of Change in Provision for Doubtful Debts
The following table provides the detail of the change in the Company's provision for doubtful debts:

	December 31,
	2014	2013

Balance at the beginning of the year	$1,898	$1,127
Charges to expenses	974	1,263
Write offs	(544)	(389)
Foreign currency translation adjustments	(103)	(103)

Balance at end of the year	$2,225	$1,898

Schedule of Assets and Liabilities Measured at Fair Value
The following table presents the Company's assets and (liabilities) measured at fair value on a recurring basis at December 31, 2014 and 2013:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$2,479	$-	$2,479
Foreign currencies derivative liabilities	$-	$(2,900)	$-	$(2,900)

Total	$-	$(421)	$-	$(421)

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$2,353	$-	$2,353
Foreign currencies derivative liabilities	$-	$(64)	$-	$(64)

Total	$-	$2,289	$-	$2,289

Reconciliation of Redeemable Non-controlling Interest
The following table provides a reconciliation of the redeemable non-controlling interest:

	December 31,
	2014	2013	2012

Beginning of the year	$7,624	$7,106	$6,205
Net income attributable to non-controlling interest	1,820	1,009	735
Foreign currency translation adjustments	(729)	(491)	166

Redeemable non-controlling interest - end of the year	$8,715	$7,624	$7,106

Schedule of accumulated other comprehensive income, net
The total accumulated other comprehensive income, net was comprised as follows:

	December 31,
	2014	2013

Accumulated losses on derivative instruments	$(1,334)	$-
Accumulated foreign currency translation differences	800	3,680

Total accumulated other comprehensive income, net	$(534)	$3,680

Schedule of changes in accumulated balances of other comprehensive income
The following table summarizes the changes in accumulated balances of other comprehensive income, net of taxes for the year ended December 31, 2014:

	Unrealized gains (losses) on derivative instruments	Accumulated foreign currency translation differences	Total

Balance as of December 31, 2013	$-	$3,680	$3,680
Other comprehensive income (loss) before reclassifications	(2,168)	(2,880)	(5,048)
Amounts reclassified from AOCI	834	-	834

Net current period other comprehensive income	(1,334)	(2,880)	(4,214)

Balance as of December 31, 2014	$(1,334)	$800	$(534)

Schedule of losses on cash flow hedge reclassified out of accumulated other comprehensive income
The following table provides details losses on cash flow hedge reclassified out of accumulated other comprehensive income:

Year ended December 31, 2014	Affected line item in the consolidated statement of income

$692	Cost of revenues
17	Research and development
67	Marketing and selling
58	General and administrative
$834

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
The Company did not grant any stock options during 2014. In 2012, the Company estimated the fair value of stock options granted using the Black-Scholes option pricing model with the following weighted average assumptions:

2012

Dividend yield	0%
Expected volatility	57%
Risk-free interest rate	0.73%
Expected life (in years)	4.22

Phantom Share Based Payment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
As of December 31, 2014, the Company estimated the fair value of phantom awards granted using the binominal option pricing model with the following weighted average assumptions:
December 31, 2014

Dividend yield	0%
Expected volatility	45%
Risk-free interest rate	1.9%
Expected life (in years)	6.3